Carnival Corporation & PLC Consolidated Statements of Income - USD ($)	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Cruise
Passenger ticket	$ 12,944,000,000	$ 12,090,000,000	$ 11,601,000,000
Onboard and other	4,330,000,000	4,068,000,000	3,887,000,000
Tour and other	236,000,000	231,000,000	226,000,000
Revenues	17,510,000,000	16,389,000,000	15,714,000,000
Cruise
Commissions, transportation and other	2,359,000,000	2,240,000,000	2,161,000,000
Onboard and other	587,000,000	553,000,000	526,000,000
Payroll and related	2,107,000,000	1,993,000,000	1,859,000,000
Fuel	1,244,000,000	915,000,000	1,249,000,000
Food	1,031,000,000	1,005,000,000	981,000,000
Other ship operating	3,010,000,000	2,525,000,000	2,516,000,000
Tour and other	163,000,000	152,000,000	155,000,000
Operating costs	10,501,000,000	9,383,000,000	9,447,000,000
Selling and administrative	2,265,000,000	2,197,000,000	2,067,000,000
Depreciation and amortization	1,846,000,000	1,738,000,000	1,626,000,000
Goodwill and trademark impairment	89,000,000	0	0
Operating costs and expenses	14,701,000,000	13,318,000,000	13,140,000,000
Operating Income	2,809,000,000	3,071,000,000	2,574,000,000
Nonoperating Income (Expense)
Interest income	9,000,000	6,000,000	8,000,000
Interest expense, net of capitalized interest	(198,000,000)	(223,000,000)	(217,000,000)
Gains (losses) on fuel derivatives, net	35,000,000	(47,000,000)	(576,000,000)
Other income, net	11,000,000	21,000,000	10,000,000
Nonoperating (Expense) Income	(143,000,000)	(243,000,000)	(775,000,000)
Income Before Income Taxes	2,666,000,000	2,828,000,000	1,799,000,000
Income Tax Expense, Net	(60,000,000)	(49,000,000)	(42,000,000)
Net Income	$ 2,606,000,000	$ 2,779,000,000	$ 1,757,000,000
Earnings Per Share
Basic (USD per share)	$ 3.61	$ 3.73	$ 2.26
Diluted (USD per share)	3.59	3.72	2.26
Dividends Declared Per Share (USD per share)	$ 1.6	$ 1.35	$ 1.10